Note 22 - Segmented Information	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
22
- Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one
reportable business segment providing logistics technology solutions. The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Revenues
United States	202,814	165,115	133,263
Europe, Middle-East and Africa	82,596	80,094	77,576
Canada	27,304	18,167	15,667
Asia Pacific	13,077	11,795	10,933
	325,791	275,171	237,439

Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Revenues
Services	284,654	241,543	204,376
Professional services and other	33,555	27,774	24,918
Licenses	7,582	5,854	8,145
	325,791	275,171	237,439

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31,	January 31,
	2020	2019
Total long-lived assets
United States	114,980	119,958
Europe, Middle-East and Africa	31,299	28,433
Canada	111,264	40,413
Asia-Pacific	13,144	–
	270,687	188,804